Summary Of Significant Accounting Policies (Schedule Of Estimated Useful Lives) (Details)	12 Months Ended
Dec. 31, 2019
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Life	7 years
Depreciation Method	straight line
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Life	5 years
Depreciation Method	straight line
Lab equipment [Member]
Property, Plant and Equipment [Line Items]
Depreciation Method	straight line
Lab And Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Depreciation Method	straight line
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Depreciation Method	straight line
Minimum [Member] | Lab equipment [Member]
Property, Plant and Equipment [Line Items]
Life	5 years
Minimum [Member] | Lab And Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Life	3 years
Minimum [Member] | Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Life	3 years
Maximum [Member] | Lab equipment [Member]
Property, Plant and Equipment [Line Items]
Life	7 years
Maximum [Member] | Lab And Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Life	5 years
Maximum [Member] | Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Life	5 years